PRESENTATION OF CONSOLIDATED FINANCIAL STATEMENTS (Details Textual) $ in Millions	12 Months Ended
Dec. 31, 2018 USD ($)
Useful lives or amortisation rates, intangible assets other than goodwill	15 years
Percentage of Dividend Payable Provision	40.00%
Right-of-use assets	$ 300
Bottom of range [member]
Percentage of Hedging from Effectiveness Tests	80.00%
Top of range [member]
Percentage of Hedging from Effectiveness Tests	125.00%
Empresas Copec S.A [Member]
Percentage of ownership interests held by parent	99.978%
Mrs Patricia Angelini Rossi [Member]
Percentage of ownership interests held	4.3298%
Inversiones Angelini y Cia. Ltda [Member]
Percentage of ownership interests held	63.4015%
Mr Roberto Angelini Rossi [Member]
Percentage of ownership interests held	5.77307%